Credit related Commitments and Contingent Liabilities - Credit Related Commitments and Contingent Liabilities (Detail) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingent Liabilities [Line Items]
Irrevocable lending commitments	€ 204,363	€ 202,595
Revocable lending commitments	50,319	48,425
Contingent liabilities	62,824	67,214
Total	€ 317,505	€ 318,234